UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2013

Item 1. Schedule of Investments.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

VARIABLE RATE DEMAND NOTES† - 74.0%	PRINCIPAL AMOUNT	VALUE
Chicago Illinois MFH Revenue, 0.13%, 7/1/29, CEI: Freddie Mac (r)	$555,000	$555,000
Colorado HFA Revenue, Woodstream Village Project, 0.14%, 2/1/31, CEI: Fannie Mae (r)	2,015,000	2,015,000
Englewood Colorado MFH Revenue, 0.15%, 12/1/26, CEI: Freddie Mac (r)	1,500,000	1,500,000
Kansas Development Finance Authority MFH Revenue, 0.12%, 7/1/30, CEI: Freddie Mac (r)	4,700,000	4,700,000
Louisiana Housing Corp. Revenue, 0.12%, 3/15/37, CEI: Fannie Mae (r)	1,680,000	1,680,000
Marietta Georgia Housing Authority MFH Revenue, 0.12%, 7/1/24, CEI: Freddie Mac (r)	3,800,000	3,800,000
Maryland Community Development Administration Revenue, 0.12%, 12/1/37, CEI: Freddie Mac (r)	4,750,000	4,750,000
Mississippi Home Corp. MFH Revenue, 0.17%, 8/15/40, CEI: Fannie Mae (r)	4,060,000	4,060,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.19%, 8/15/31, CEI: Fannie Mae (r)	1,380,000	1,380,000
Kingswood Apts. Project, 0.17%, 8/15/31, CEI: Fannie Mae (r)	1,575,000	1,575,000
Nevada Housing Division Revenue, 0.12%, 4/15/39, CEI: Fannie Mae (r)	2,800,000	2,800,000
New York City Housing Development Corp. MFH Mortgage Revenue, 0.12%, 5/15/39, CEI: Fannie Mae (r)	2,000,000	2,000,000
New York City Housing Development Corp. MFH Revenue:
0.16%, 6/15/34, CEI: Fannie Mae (r)	3,350,000	3,350,000
0.16%, 11/15/37, CEI: Fannie Mae (r)	4,240,000	4,240,000
0.12%, 11/1/38, CEI: Freddie Mac (r)	2,300,000	2,300,000
New York State HFA Revenue:
0.16%, 11/15/29, CEI: Fannie Mae (r)	2,500,000	2,500,000
0.16%, 5/15/33, CEI: Fannie Mae (r)	1,600,000	1,600,000
0.12%, 5/15/34, CEI: Fannie Mae (r)	5,300,000	5,300,000
0.12%, 5/15/36, CEI: Fannie Mae (r)	5,200,000	5,200,000
0.12%, 5/15/37, CEI: Fannie Mae (r)	3,300,000	3,300,000
0.16%, 11/15/38, CEI: Fannie Mae (r)	1,200,000	1,200,000
Richfield Minnesota MFH Revenue, 0.13%, 3/1/34, CEI: Freddie Mac (r)	4,610,000	4,610,000
San Bernardino County California MFH Revenue, 0.20%, 5/15/29, Collateral Agreement: Fannie Mae (r)	2,125,000	2,125,000
San Francisco California City & County Redevelopment Agency Revenue, 0.10%, 6/15/34, CEI: Fannie Mae (r)	3,300,000	3,300,000
Utah Housing Corp. Single Family Revenue, 0.14%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	1,568,000	1,568,000

Total Variable Rate Demand Notes (Cost $71,408,000)		71,408,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.1%
Federal Home Loan Bank, 0.28%, 9/5/13	2,000,000	2,000,399
Overseas Private Investment Corp. VRDN:†
0.15%, 5/15/30, GA: U.S. Government (r)	3,000,000	3,000,000
0.15%, 6/15/31, GA: U.S. Government (r)	1,871,795	1,871,795

Total U.S. Government Agencies and Instrumentalities (Cost $6,872,194)		6,872,194

U.S. TREASURY OBLIGATIONS - 16.7%
United States Treasury Notes:
0.625%, 4/30/13	2,000,000	2,000,668
3.50%, 5/31/13	2,000,000	2,010,963
0.75%, 8/15/13	2,000,000	2,003,942
3.125%, 8/31/13	1,000,000	1,012,182
0.75%, 9/15/13	2,000,000	2,004,995
0.50%, 10/15/13	2,000,000	2,003,205
2.75%, 10/31/13	2,000,000	2,029,840
0.25%, 11/30/13	2,000,000	2,000,434
1.00%, 1/15/14	1,000,000	1,006,451

Total U.S. Treasury Obligations (Cost $16,072,680)		16,072,680

TOTAL INVESTMENTS (Cost $94,352,874) - 97.8%		94,352,874
Other assets and liabilities, net - 2.2%		2,135,936
NET ASSETS - 100%		$96,488,810

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Explanation of Guarantees:
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement

Abbreviations:
HFA: Housing Finance Agency/Authority
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert First Government Money Market Fund (the “Fund”), the only series of the First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest- Classes O, B, and C. Class O shares are sold to the public with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. Class C shares are sold without a front-end sales charge at the time of purchase and may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  All securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Board of Trustees (the “Board”) has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval, and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

At March 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$22,944,874	-	$22,944,874
Variable rate demand notes	-	71,408,000	-	71,408,000
TOTAL	-	$94,352,874	-	$94,352,874

*  For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangement: The Fund has an arrangement with a custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The cost of investments owned at March 31, 2013 for federal income tax purposes was $94,352,874.

CAPITAL LOSS CARRYFORWARDS

Short-term                    ($20)

Capital losses may be utilized to offset future capital gains for an unlimited period. These losses will retain their character as either short-term or long-term capital losses.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 29, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 29, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 29, 2013